Statements of Changes in Stockholders’ Deficit - USD ($)	Phoenix Biotech Acquisition Corp Class A Common Stock	Phoenix Biotech Acquisition Corp Class B Common Stock	Phoenix Biotech Acquisition Corp Additional Paid-in Capital	Phoenix Biotech Acquisition Corp Accumulated Deficit	Phoenix Biotech Acquisition Corp	Series Seed Convertible Preferred Stock	Series A Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 88	$ 459		$ (7,670,412)	$ (7,669,865)	$ 4,077,560	$ 38,023,784	$ 897	$ 541,872	$ (23,971,128)	$ (23,428,359)
Balance (in Shares) at Dec. 31, 2021	885,000	4,596,250				5,155,703	22,764,764	8,974,421
Accretion for Class A Common Stock Subject to Redemption				(2,662,553)	(2,662,553)
Issuance of common stock from exercise of stock options								$ 7	5,618		5,625
Issuance of common stock from exercise of stock options (in Shares)								70,312
Stock-based compensation expense									381,070		381,070
Net loss				(667,736)	(667,736)					(11,829,116)	(11,829,116)
Balance at Dec. 31, 2022	$ 88	$ 459		(11,000,701)	(11,000,154)	$ 4,077,560	$ 38,023,784	$ 904	928,560	(35,800,244)	(34,870,780)
Balance (in Shares) at Dec. 31, 2022	885,000	4,596,250				5,155,703	22,764,764	9,044,733
Accretion for Class A Common Stock Subject to Redemption				(606,346)	(606,346)
Excise tax liability accrued for Class A common stock redemptions				(56,389)	(56,389)
Conversion of Class B common stock to Class A common stock	$ 459	$ (459)
Conversion of Class B common stock to Class A common stock (in Shares)	4,596,250	(4,596,250)
Issuance of common stock from exercise of stock options								$ 3	5,763		$ 5,766
Issuance of common stock from exercise of stock options (in Shares)								24,166			24,166
Stock-based compensation expense									96,896		$ 96,896
Net loss				(2,536,233)	(2,536,233)					(7,289,577)	(7,289,577)
Balance at Dec. 31, 2023	$ 547			$ (14,199,669)	$ (14,199,122)	$ 4,077,560	$ 38,023,784	$ 907	$ 1,031,219	$ (43,089,821)	$ (42,057,695)
Balance (in Shares) at Dec. 31, 2023	5,481,250					5,155,703	22,764,764	9,068,899